DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATION

Reconciliation of revenue and expense items in discontinued operations in the unaudited condensed statements of operations:

	For the Three Months Ended	For the Nine Months Ended
	September 30,	September 30,
	2020	2020

REVENUES	$191,199	$541,197

OPERATING EXPENSES
Payroll and related expenses	106,310	320,463
General and administrative	13,562	51,375
Total operating expenses	119,872	371,838
Operating Income	71,327	169,359
Financing costs including interest	(15,271)	(42,395)
OTHER EXPENSE	(15,271)	(42,395)
INCOME FROM DISCONTINUED OPERATIONS	$56,056	$126,964

Reconciliation of cash flows from operating activities and financing activities on the unaudited condensed statements of cash flows:

Nine Months ended
September 30,
2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from discontinued operations	$126,964
Adjustments to reconcile net income to net cash provided by discontinued operations:
Changes in operating assets and liabilities
Increase in accounts payable and accrued expenses	22,500
Increase in accrued interest - related party	42,395
Net cash provided by operating activities	276,649

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory notes - related parties	290,373
Net cash provided by financing activities	290,373

Net cash provided by discontinued operations	$482,232

A reconciliation of the major classes of line items constituting the income (loss) from discontinued operations, net of income taxes as is presented in the consolidated statements of operations for the years ended December 31, 2020, and 2019 are summarized below:

Reconciliation of liabilities included in current liabilities held for disposal on the consolidated balance sheet:

	Year ended December 31,
	2020	2019
Carrying amounts of major classes of liabilities included as part of liabilities held for disposal
Accounts payable and accrued expenses	$-	$15,000
Accrued interest - related parties	-	15,426
Notes payable - related parties	-	788,500
Total liabilities included in the liabilities held for disposal	$-	$818,926

Reconciliation of revenue and expense items in discontinued operations on the consolidated statement of operations:

	Year ended December 31,
	2020	2019

REVENUES	$541,200	$916,667

OPERATING EXPENSES
Payroll and related expenses	515,741	835,183
Professional fees	-	7,500
General and administrative	53,398	106,256
Total Operating Expenses	569,139	948,939
Financing costs including interest	46,967	15,426
Gain on debt extinguishment	(1,032,160)	-
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$957,254	$(47,698)

Reconciliation of cash flows from operating activities and financing activities on the consolidated statement of cash flow:

	Year ended December 31,
	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss) from Discontinued Operations	$957,254	$(47,698)
Adjustments to reconcile net loss to net cash provided by discontinued operations:
Gain on forgiveness or assumption of promissory notes and accrued expenses	(1,032,160)	-
Changes in operating assets and liabilities
Increase in accounts payable and accrued expenses	22,500	15,000
Increase in contract liabilities - related party	-	(117,667)
Increase in accrued interest - related party	46,967	15,426
Net cash used in operating activities	(5,439)	(134,939)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory notes - related parties	338,373	788,500
Repayments on promissory notes - related parties	(1,590)	-
Net cash provided by financing activities	336,783	788,500

Net cash provided by discontinued operations	$331,344	$653,561